Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.7%)
U.S. Government Securities (8.4%)
[1]	United States Treasury Note/Bond	1.750%	3/15/25	100,420	97,031
	United States Treasury Note/Bond	3.875%	3/31/25	250,000	247,813
	United States Treasury Note/Bond	2.625%	4/15/25	165,050	160,975
	United States Treasury Note/Bond	2.750%	5/15/25	50,000	48,805
[2]	United States Treasury Note/Bond	0.250%	5/31/25	295,605	278,377
	United States Treasury Note/Bond	4.250%	5/31/25	80,000	79,700
	United States Treasury Note/Bond	4.625%	6/30/25	189,780	190,254
	United States Treasury Note/Bond	0.250%	7/31/25	503,405	471,392
	United States Treasury Note/Bond	4.750%	7/31/25	70,000	70,328
	United States Treasury Note/Bond	3.125%	8/15/25	149,800	146,804
	United States Treasury Note/Bond	0.250%	8/31/25	44,990	42,009
	United States Treasury Note/Bond	5.000%	8/31/25	95,000	95,891
	United States Treasury Note/Bond	3.500%	9/15/25	95,310	93,910
	United States Treasury Note/Bond	5.000%	9/30/25	310,173	313,372
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	64,665
	United States Treasury Note/Bond	0.375%	1/31/26	7,860	7,261
	United States Treasury Note/Bond	4.500%	7/15/26	2,860	2,888
	United States Treasury Note/Bond	4.375%	8/15/26	134,170	135,134
	United States Treasury Note/Bond	1.250%	12/31/26	823	760
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,304
	United States Treasury Note/Bond	2.750%	4/30/27	9,600	9,237
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,896
	United States Treasury Note/Bond	3.125%	8/31/27	34,896	33,926
	United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,579
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	20,134
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,493
	United States Treasury Note/Bond	3.875%	12/31/27	27,964	27,933
	United States Treasury Note/Bond	4.000%	2/29/28	28,601	28,708
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,454
	United States Treasury Note/Bond	4.000%	6/30/28	33,045	33,215
[2]	United States Treasury Note/Bond	4.125%	7/31/28	133,957	135,401
	United States Treasury Note/Bond	4.375%	8/31/28	90,666	92,650
	United States Treasury Note/Bond	4.625%	9/30/28	224,236	231,594
	United States Treasury Note/Bond	4.375%	11/30/28	52,289	53,539
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,590
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	9,939
	United States Treasury Note/Bond	3.750%	5/31/30	25,372	25,174
	United States Treasury Note/Bond	4.000%	7/31/30	20,991	21,126
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,275
	United States Treasury Note/Bond	4.375%	11/30/30	34,079	35,085
	United States Treasury Note/Bond	3.875%	8/15/33	38,460	38,472
[2]	United States Treasury Note/Bond	4.500%	11/15/33	117,361	123,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.000%	11/15/41	442,677	321,287
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	46,037
	United States Treasury Note/Bond	4.000%	11/15/42	167,907	163,709
	United States Treasury Note/Bond	3.875%	2/15/43	67,066	64,174
	United States Treasury Note/Bond	4.750%	11/15/43	101,819	109,567
	United States Treasury Note/Bond	3.625%	5/15/53	125,803	116,820
	United States Treasury Note/Bond	4.125%	8/15/53	29,193	29,640
					4,397,739
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	19,408
Conventional Mortgage-Backed Securities (2.0%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	20,553	16,135
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/33	1	1
[3]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[3]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,119	1,138
[3,4]	UMBS Pool	2.500%	8/1/27–4/1/38	22,153	20,193
[3,4]	UMBS Pool	2.000%	4/1/36–3/1/37	177,988	160,456
[3,4]	UMBS Pool	5.000%	8/1/43–5/1/53	533,136	529,717
[3,4]	UMBS Pool	4.000%	3/1/46–8/1/51	36,833	35,722
[3,4]	UMBS Pool	4.500%	7/1/48–11/1/52	205,905	200,745
[3,4]	UMBS Pool	5.500%	3/1/53–9/1/53	83,207	83,907
					1,048,026
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae REMICS	1.250%	2/25/28	5,244	4,960
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	59,490	56,177
[3,4]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	41,699	37,621
[3,4]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,002	2,767
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	858	826
[3,4]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	4,068	3,753
[3,4]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,893	26,080
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	1,893	1,852
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,701	2,649
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,575	7,887
[3,4]	Freddie Mac REMICS	2.000%	9/15/31	4,956	4,784
[3,4]	Freddie Mac REMICS	2.500%	9/15/32	344	339
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	4,719	4,202
[3,4]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	29,994	27,116
					181,013
Total U.S. Government and Agency Obligations (Cost $5,785,565)					5,646,186
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[3,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	3,902	2,539
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	1,519	1,498
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	1,871	1,841
[3,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	39,262
[3]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	43,523
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,325	1,276
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	3,053	2,945
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	21,831	17,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,6]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, TSFR1M + 0.814%	6.176%	9/15/36	24,374	23,750
[3,5,6]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.376%	10/15/36	14,465	14,140
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	17,257	15,036
[3,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,982	4,610
[3,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	3,520	3,456
[3,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	38,386	34,369
[3,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,955	12,674
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,585	14,625
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,969	22,143
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	6.400%	3/20/30	44,890	45,861
[3,4,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.352%	10/25/28	1,989	2,120
[3,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	66,549	60,023
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	13,199
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	28,355	28,310
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,714	10,530
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,229
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,353
[3,4]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	21,114	19,949
[3]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	67,764	59,713
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	18,225	18,126
[3,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	9,810	10,223
[3,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	32,483	29,309
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	7,654	6,759
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,295	7,363
[3,5,6]	Life Mortgage Trust Class A Series 2021-BMR, TSFR1M + 0.814%	6.176%	3/15/38	9,717	9,504
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	7,378	6,423
[3,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	2,323	2,104
[3,5]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	2,450	2,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	122,825	107,265
[3,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,180
[3,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	25,969	24,907
[3,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	56,762	53,011
[3,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	15,707
[3,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	13,323	11,213
[3,5]	START Ireland Class A Series 2019-1	4.089%	3/15/44	8,530	7,726
[3,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	18,199
[3,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	30,787
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,002	9,824
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	30,351
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	43,074
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	51,970	52,032
[3,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	24,360	24,654
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,115,580)					1,036,708
Corporate Bonds (45.2%)
Communications (2.7%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	24,196
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,890
	AT&T Inc.	2.750%	6/1/31	71,900	62,993
	AT&T Inc.	4.300%	12/15/42	5,945	5,178
	AT&T Inc.	3.650%	6/1/51	6,086	4,594
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,754
	Comcast Corp.	3.150%	3/1/26	15,280	14,834
	Comcast Corp.	4.250%	1/15/33	7,560	7,343
	Comcast Corp.	4.200%	8/15/34	30,155	28,819
	Comcast Corp.	4.400%	8/15/35	32,657	31,460
	Comcast Corp.	3.969%	11/1/47	40,576	34,108
	Comcast Corp.	4.000%	3/1/48	17,415	14,672
	Comcast Corp.	3.999%	11/1/49	26,848	22,467
	Comcast Corp.	2.887%	11/1/51	37,513	25,404
	Comcast Corp.	2.450%	8/15/52	35,080	21,864
	Comcast Corp.	4.049%	11/1/52	19,891	16,795
	Comcast Corp.	5.350%	5/15/53	58,422	60,593
	Comcast Corp.	2.937%	11/1/56	156,916	103,434
	Comcast Corp.	2.987%	11/1/63	92,954	60,063
[5]	Cox Communications Inc.	4.800%	2/1/35	58,525	54,997
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,180
	Discovery Communications LLC	3.625%	5/15/30	24,240	21,998
	Discovery Communications LLC	4.000%	9/15/55	16,661	11,851
	Meta Platforms Inc.	4.950%	5/15/33	49,016	50,577
	Meta Platforms Inc.	5.600%	5/15/53	29,815	32,370
	Meta Platforms Inc.	5.750%	5/15/63	15,300	16,772
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NBN Co. Ltd.	1.625%	1/8/27	25,935	23,674
[5]	NBN Co. Ltd.	2.625%	5/5/31	38,645	33,211
[5]	NBN Co. Ltd.	2.500%	1/8/32	68,983	57,947
[5]	NTT Finance Corp.	1.162%	4/3/26	76,700	70,810
[5]	NTT Finance Corp.	2.065%	4/3/31	11,535	9,637
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	39,410
	Orange SA	9.000%	3/1/31	54,566	67,444
[3,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	13,730	13,600
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	38,340
	T-Mobile USA Inc.	3.875%	4/15/30	73,575	69,851
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,967
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,248
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	15,418
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,721
	T-Mobile USA Inc.	4.500%	4/15/50	8,048	7,125
	Verizon Communications Inc.	4.329%	9/21/28	4,660	4,612
	Verizon Communications Inc.	2.355%	3/15/32	23,109	19,238
	Verizon Communications Inc.	4.812%	3/15/39	46,984	45,444
	Verizon Communications Inc.	2.875%	11/20/50	4,045	2,756
	Verizon Communications Inc.	2.987%	10/30/56	6,140	4,086
	Verizon Communications Inc.	3.000%	11/20/60	4,193	2,755
	Walt Disney Co.	2.000%	9/1/29	39,065	34,702
	Walt Disney Co.	2.650%	1/13/31	12,455	11,088
	Walt Disney Co.	3.500%	5/13/40	52,100	43,961
	Walt Disney Co.	2.750%	9/1/49	14,600	10,033
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,931	9,518
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,737
					1,427,485
Consumer Discretionary (1.8%)
	Amazon.com Inc.	3.600%	4/13/32	82,875	78,891
	Amazon.com Inc.	4.800%	12/5/34	30,880	31,959
	Amazon.com Inc.	4.950%	12/5/44	13,920	14,367
	Amazon.com Inc.	3.950%	4/13/52	20,865	18,290
	Amazon.com Inc.	4.250%	8/22/57	29,070	26,808
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,207
	American Honda Finance Corp.	2.000%	3/24/28	34,925	31,662
[5]	BMW US Capital LLC	1.250%	8/12/26	28,890	26,491
	Brown University	2.924%	9/1/50	4,745	3,444
[3]	Duke University	2.832%	10/1/55	9,635	6,610
[5]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	45,412
[5]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,403
[5]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	32,208
[5]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	28,234
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	58,364
	George Washington University	3.545%	9/15/46	10,000	7,931
	Georgetown University	4.315%	4/1/49	5,155	4,575
	Georgetown University	2.943%	4/1/50	9,795	6,798
	Georgetown University	5.115%	4/1/53	13,465	13,945
	Home Depot Inc.	3.900%	12/6/28	10,040	9,896
	Home Depot Inc.	1.875%	9/15/31	8,465	7,085
	Home Depot Inc.	3.250%	4/15/32	22,220	20,539
	Home Depot Inc.	4.500%	9/15/32	41,895	42,729
	Home Depot Inc.	3.300%	4/15/40	32,073	26,585
	Home Depot Inc.	4.400%	3/15/45	22,390	20,809
	Home Depot Inc.	4.250%	4/1/46	18,668	16,899
	Home Depot Inc.	4.500%	12/6/48	12,020	11,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.125%	12/15/49	2,435	1,815
	Home Depot Inc.	2.375%	3/15/51	2,435	1,547
	Home Depot Inc.	2.750%	9/15/51	19,470	13,331
	Home Depot Inc.	3.625%	4/15/52	39,335	31,928
	Home Depot Inc.	4.950%	9/15/52	52,506	53,224
[5]	Hyundai Capital America	0.875%	6/14/24	30,300	29,644
[5]	Hyundai Capital America	1.650%	9/17/26	36,110	32,838
[3]	Johns Hopkins University	4.083%	7/1/53	7,145	6,329
[3]	Johns Hopkins University	2.813%	1/1/60	2,920	1,942
	Leland Stanford Junior University	2.413%	6/1/50	2,223	1,489
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	95,852
	Lowe's Cos. Inc.	3.750%	4/1/32	8,874	8,299
	Massachusetts Institute of Technology	2.989%	7/1/50	775	581
	Massachusetts Institute of Technology	2.294%	7/1/51	1,918	1,220
	Massachusetts Institute of Technology	3.067%	4/1/52	370	280
	McDonald's Corp.	3.625%	9/1/49	10,554	8,482
[3]	Northeastern University	2.894%	10/1/50	8,570	6,009
[3]	Northwestern University	2.640%	12/1/50	735	510
	President and Fellows of Harvard College	2.517%	10/15/50	4,651	3,155
	President and Fellows of Harvard College	3.745%	11/15/52	410	356
	Starbucks Corp.	3.350%	3/12/50	7,185	5,383
	Thomas Jefferson University	3.847%	11/1/57	11,905	8,837
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,258
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,833
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,868	3,800
[3]	University of Chicago	2.761%	4/1/45	9,540	7,408
	University of Southern California	4.976%	10/1/53	22,195	22,880
	Yale University	2.402%	4/15/50	1,245	820
					963,549
Consumer Staples (1.8%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	15,430
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	67,126	66,227
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	17,207
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	32,915	32,985
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,749
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,109	8,542
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	32,232
	BAT Capital Corp.	7.079%	8/2/43	11,080	11,781
[5]	Cargill Inc.	4.760%	11/23/45	57,879	55,438
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	17,392
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	52,778
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,617
	Conagra Brands Inc.	1.375%	11/1/27	4,905	4,311
	Conagra Brands Inc.	5.300%	11/1/38	475	465
[5]	Danone SA	2.947%	11/2/26	68,785	65,709
	Diageo Capital plc	2.375%	10/24/29	19,420	17,503
	Diageo Capital plc	2.000%	4/29/30	11,315	9,792
	Diageo Finance plc	5.625%	10/5/33	32,650	35,241
	Hormel Foods Corp.	1.700%	6/3/28	11,685	10,517
	Kenvue Inc.	5.000%	3/22/30	33,735	34,892
	Kenvue Inc.	5.100%	3/22/43	15,210	15,821
	Kenvue Inc.	5.050%	3/22/53	16,540	17,113
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	5,308
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	47,876
	PepsiCo Inc.	2.375%	10/6/26	67,645	64,292
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.625%	11/17/29	21,285	22,327
	Philip Morris International Inc.	5.125%	2/15/30	107,883	109,806
	Philip Morris International Inc.	5.375%	2/15/33	83,514	85,702
	Philip Morris International Inc.	4.500%	3/20/42	11,665	10,484
	Philip Morris International Inc.	4.125%	3/4/43	10,000	8,486
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,503
	Philip Morris International Inc.	4.250%	11/10/44	15,000	12,889
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	20,489
					959,687
Energy (2.2%)
[5]	Aker BP ASA	6.000%	6/13/33	17,345	18,034
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	20,089
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	50,794
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	39,089
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	40,331
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	11,900
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	22,567
	BP Capital Markets America Inc.	3.001%	3/17/52	46,980	33,028
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	14,340
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	22,860	23,466
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	12,092
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	41,872
	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,464
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,568
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,871
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,975
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	20,033	17,445
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,923
	Enbridge Inc.	6.700%	11/15/53	10,606	12,359
	Energy Transfer LP	6.550%	12/1/33	16,575	18,003
	Energy Transfer LP	5.350%	5/15/45	3,410	3,168
	Energy Transfer LP	5.300%	4/15/47	5,600	5,157
	Energy Transfer LP	5.400%	10/1/47	16,385	15,291
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,778
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	4,346
	Equinor ASA	2.875%	4/6/25	4,965	4,848
	Equinor ASA	3.125%	4/6/30	82,270	77,377
	Equinor ASA	2.375%	5/22/30	15,795	14,115
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,119
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	33,408
	Exxon Mobil Corp.	2.440%	8/16/29	16,720	15,212
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	32,970
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,672
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	44,570	38,742
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	36,342	29,992
[3,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,859
[3,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	28,507
	ONEOK Inc.	5.650%	11/1/28	10,600	10,955
[5]	QatarEnergy	3.125%	7/12/41	23,670	18,148
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	26,421
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	24,980
	Shell International Finance BV	3.250%	5/11/25	28,680	28,135
	Shell International Finance BV	4.125%	5/11/35	40,575	38,782
	Shell International Finance BV	5.500%	3/25/40	10,795	11,511
	Shell International Finance BV	4.375%	5/11/45	95,725	87,847
	Shell International Finance BV	3.000%	11/26/51	51,310	36,724
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,618
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	57,919
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,886
					1,151,994
Financials (20.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,228
[5]	AIA Group Ltd.	3.600%	4/9/29	49,000	46,375
[5]	AIA Group Ltd.	3.375%	4/7/30	12,795	11,780
	Allstate Corp.	5.250%	3/30/33	17,610	17,989
	Allstate Corp.	5.550%	5/9/35	6,152	6,391
	Allstate Corp.	3.850%	8/10/49	4,153	3,350
	American Express Co.	6.489%	10/30/31	9,945	10,782
	American Express Co.	5.043%	5/1/34	66,296	66,203
	American International Group Inc.	6.250%	5/1/36	8,338	8,872
	American International Group Inc.	4.800%	7/10/45	9,065	8,554
	American International Group Inc.	4.750%	4/1/48	21,540	20,409
	American International Group Inc.	4.375%	6/30/50	6,125	5,480
	Ameriprise Financial Inc.	5.700%	12/15/28	19,735	20,689
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	14,171
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	24,859
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	17,403
[5]	Athene Global Funding	1.000%	4/16/24	23,855	23,505
[5]	Athene Global Funding	1.985%	8/19/28	700	603
[5]	Athene Global Funding	2.717%	1/7/29	42,315	37,046
[5]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	21,713
	Banco Santander SA	1.849%	3/25/26	48,600	45,018
	Banco Santander SA	2.749%	12/3/30	13,000	10,795
	Bank of America Corp.	3.559%	4/23/27	49,370	47,534
	Bank of America Corp.	3.593%	7/21/28	42,995	40,800
	Bank of America Corp.	3.419%	12/20/28	48,603	45,758
	Bank of America Corp.	4.271%	7/23/29	72,640	70,097
	Bank of America Corp.	3.974%	2/7/30	69,430	65,826
	Bank of America Corp.	3.194%	7/23/30	33,250	30,154
	Bank of America Corp.	2.496%	2/13/31	99,085	85,158
	Bank of America Corp.	2.687%	4/22/32	56,625	47,813
	Bank of America Corp.	2.572%	10/20/32	21,500	17,836
	Bank of America Corp.	5.015%	7/22/33	12,415	12,274
	Bank of America Corp.	5.872%	9/15/34	19,695	20,638
	Bank of America Corp.	6.110%	1/29/37	30,000	32,057
	Bank of America Corp.	3.846%	3/8/37	50,484	44,336
	Bank of America Corp.	5.875%	2/7/42	8,770	9,463
	Bank of America Corp.	3.311%	4/22/42	25,000	19,518
	Bank of America Corp.	5.000%	1/21/44	24,180	23,808
	Bank of America Corp.	3.946%	1/23/49	5,290	4,449
	Bank of America Corp.	4.330%	3/15/50	48,915	42,926
	Bank of America Corp.	2.972%	7/21/52	29,030	20,484
	Bank of America NA	5.526%	8/18/26	72,000	73,331
	Bank of New York Mellon	5.148%	5/22/26	17,505	17,501
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,210
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	26,145
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,446
	Bank of New York Mellon Corp.	4.967%	4/26/34	36,155	36,015
	Bank of Nova Scotia	2.700%	8/3/26	60,225	57,056
	Bank of Nova Scotia	5.350%	12/7/26	52,930	53,880
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,212
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	30,915
	Barclays plc	3.932%	5/7/25	52,770	52,414
	Barclays plc	2.852%	5/7/26	9,735	9,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.667%	3/10/32	20,000	16,506
	Barclays plc	3.330%	11/24/42	16,060	11,903
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,100	10,013
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,645	18,124
	BlackRock Inc.	2.100%	2/25/32	20,194	16,882
	BlackRock Inc.	4.750%	5/25/33	37,605	37,995
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	16,292
[5]	BNP Paribas SA	2.819%	11/19/25	44,480	43,358
[5]	BNP Paribas SA	1.323%	1/13/27	20,420	18,834
[5]	BNP Paribas SA	3.500%	11/16/27	74,220	70,084
[5]	BNP Paribas SA	2.591%	1/20/28	66,815	61,826
[5]	BNP Paribas SA	5.335%	6/12/29	20,000	20,283
[5]	BNP Paribas SA	2.159%	9/15/29	19,680	17,121
[5]	BNP Paribas SA	5.894%	12/5/34	36,990	38,683
	BPCE SA	4.000%	4/15/24	25,885	25,760
[5]	BPCE SA	5.150%	7/21/24	37,185	36,885
[5]	BPCE SA	5.029%	1/15/25	73,115	72,593
[5]	BPCE SA	2.045%	10/19/27	24,910	22,639
[5]	BPCE SA	3.500%	10/23/27	64,900	60,812
[5]	BPCE SA	2.700%	10/1/29	48,550	42,801
[5]	BPCE SA	6.714%	10/19/29	31,805	33,503
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,535
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,957
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	33,939
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	23,494
[5]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	32,249
	Capital One Financial Corp.	3.750%	4/24/24	60,945	60,509
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,839
	Capital One Financial Corp.	7.149%	10/29/27	14,255	14,802
	Capital One Financial Corp.	6.312%	6/8/29	12,270	12,587
	Capital One Financial Corp.	6.377%	6/8/34	27,163	27,995
	Charles Schwab Corp.	0.750%	3/18/24	58,465	57,857
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,880
	Charles Schwab Corp.	2.000%	3/20/28	42,325	37,689
	Charles Schwab Corp.	2.900%	3/3/32	47,885	41,291
	Charles Schwab Corp.	5.853%	5/19/34	15,790	16,277
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,159
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,951
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	23,303
	Citigroup Inc.	0.981%	5/1/25	52,610	51,723
	Citigroup Inc.	1.462%	6/9/27	90,770	83,072
	Citigroup Inc.	3.070%	2/24/28	34,000	32,041
	Citigroup Inc.	4.125%	7/25/28	20,085	19,295
	Citigroup Inc.	3.520%	10/27/28	72,260	68,314
	Citigroup Inc.	3.878%	1/24/39	37,225	32,139
	Citigroup Inc.	5.875%	1/30/42	7,460	7,944
	Citigroup Inc.	2.904%	11/3/42	19,070	13,730
	Citigroup Inc.	5.300%	5/6/44	12,142	11,676
[5]	CNO Global Funding	1.650%	1/6/25	8,460	8,094
[5]	CNO Global Funding	2.650%	1/6/29	22,195	19,202
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	36,065
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	57,735
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	45,830
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	41,582
	Corebridge Financial Inc.	3.900%	4/5/32	19,028	17,237
[5]	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,892
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,600
	Corebridge Financial Inc.	4.400%	4/5/52	13,765	11,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,760
[5]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,467
[5]	Credit Agricole SA	3.250%	10/4/24	79,590	78,212
[5]	Credit Agricole SA	5.589%	7/5/26	39,945	40,666
[5]	Credit Agricole SA	6.316%	10/3/29	19,340	20,280
	Credit Suisse AG	7.500%	2/15/28	22,042	24,160
[5]	Danske Bank A/S	5.375%	1/12/24	57,035	57,025
[5]	Danske Bank A/S	1.621%	9/11/26	30,135	28,122
[5]	Danske Bank A/S	6.259%	9/22/26	33,405	33,946
[5]	Danske Bank A/S	1.549%	9/10/27	55,390	50,052
	Deutsche Bank AG	6.720%	1/18/29	10,005	10,479
	Deutsche Bank AG	6.819%	11/20/29	30,370	31,950
[5]	DNB Bank ASA	1.535%	5/25/27	51,450	46,926
[5]	DNB Bank ASA	1.605%	3/30/28	45,295	40,417
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,399
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	24,272
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,014
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	29,236
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	26,543
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	33,956
	Fifth Third Bancorp	4.055%	4/25/28	24,480	23,317
	Fifth Third Bancorp	4.337%	4/25/33	8,535	7,936
[5]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	28,314
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	52,893
[5]	GA Global Funding Trust	1.000%	4/8/24	36,170	35,612
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	43,515
	Goldman Sachs Group Inc.	3.500%	11/16/26	28,000	26,976
	Goldman Sachs Group Inc.	3.850%	1/26/27	26,525	25,821
	Goldman Sachs Group Inc.	1.431%	3/9/27	35,170	32,421
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	39,252
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	21,057
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	69,114
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	53,166
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	19,855
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	74,411
	Goldman Sachs Group Inc.	2.383%	7/21/32	97,372	80,062
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	20,424
	Goldman Sachs Group Inc.	3.102%	2/24/33	27,111	23,283
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	23,074
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,653
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	18,836
[5]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,652
	HSBC Holdings plc	0.976%	5/24/25	19,405	19,020
	HSBC Holdings plc	1.589%	5/24/27	24,800	22,733
	HSBC Holdings plc	5.887%	8/14/27	47,825	48,501
	HSBC Holdings plc	2.251%	11/22/27	73,225	67,225
	HSBC Holdings plc	4.041%	3/13/28	27,520	26,520
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,902
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,691
	HSBC Holdings plc	4.583%	6/19/29	22,690	22,017
	HSBC Holdings plc	2.357%	8/18/31	62,305	51,715
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,262
	HSBC Holdings plc	2.804%	5/24/32	29,790	24,863
	HSBC Holdings plc	5.402%	8/11/33	11,470	11,525
	HSBC Holdings plc	6.500%	5/2/36	19,800	20,946
	HSBC Holdings plc	6.100%	1/14/42	41,200	46,870
	Huntington National Bank	4.552%	5/17/28	17,175	16,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	3.950%	3/29/27	33,605	32,542
	ING Groep NV	1.726%	4/1/27	33,125	30,650
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	17,246
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,938
	Intercontinental Exchange Inc.	4.600%	3/15/33	43,125	43,045
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,553
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	39,973
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	46,625
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	18,750
[5]	JAB Holdings BV	2.200%	11/23/30	3,468	2,785
[5]	JAB Holdings BV	3.750%	5/28/51	20,355	13,858
[5]	JAB Holdings BV	4.500%	4/8/52	51,835	40,275
[5]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,525
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,392
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	26,049
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,860
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	71,515
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,174
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,882
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	39,212
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,814
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	14,621
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	18,767
	JPMorgan Chase & Co.	4.912%	7/25/33	66,058	65,324
	JPMorgan Chase & Co.	5.350%	6/1/34	60,000	60,974
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	29,430
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	74,360
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,832
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	15,085
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,144
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,473
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	143,289
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	27,779
[5]	KBC Group NV	5.796%	1/19/29	7,610	7,735
[5]	KBC Group NV	6.324%	9/21/34	27,180	28,677
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	33,825	33,407
[5]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,380
[5]	LSEGA Financing plc	1.375%	4/6/26	97,795	90,246
[5]	LSEGA Financing plc	2.000%	4/6/28	63,125	56,400
[5]	LSEGA Financing plc	2.500%	4/6/31	51,246	44,045
	M&T Bank Corp.	7.413%	10/30/29	23,720	25,547
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	37,725
[5]	Macquarie Group Ltd.	2.871%	1/14/33	31,280	25,715
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,450
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	61,381	59,673
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	5,223
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	12,297
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	460	482
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	12,577
	MetLife Inc.	4.125%	8/13/42	5,300	4,705
	MetLife Inc.	4.875%	11/13/43	17,500	17,072
	MetLife Inc.	5.000%	7/15/52	13,833	13,751
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,892
[5]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,816
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,550
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	23,028
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	50,889
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	26,134
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	49,105	49,155
	Morgan Stanley	0.790%	5/30/25	51,000	49,852
	Morgan Stanley	2.720%	7/22/25	51,520	50,692
	Morgan Stanley	4.000%	7/23/25	20,805	20,510
	Morgan Stanley	2.630%	2/18/26	60,280	58,345
	Morgan Stanley	3.125%	7/27/26	36,950	35,372
	Morgan Stanley	4.350%	9/8/26	15,000	14,730
	Morgan Stanley	3.625%	1/20/27	31,000	30,070
	Morgan Stanley	3.772%	1/24/29	56,830	54,188
	Morgan Stanley	2.699%	1/22/31	72,345	63,372
	Morgan Stanley	7.250%	4/1/32	51,100	60,248
	Morgan Stanley	2.239%	7/21/32	59,815	48,876
	Morgan Stanley	2.511%	10/20/32	90,340	74,926
	Morgan Stanley	2.943%	1/21/33	31,085	26,421
	Morgan Stanley	2.484%	9/16/36	53,080	42,133
	Morgan Stanley	5.297%	4/20/37	14,345	13,947
	Morgan Stanley	5.948%	1/19/38	50,276	50,908
	Morgan Stanley	4.300%	1/27/45	24,705	22,312
	Nasdaq Inc.	5.550%	2/15/34	17,635	18,353
	Nasdaq Inc.	3.950%	3/7/52	17,300	13,722
	Nasdaq Inc.	5.950%	8/15/53	6,200	6,676
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,879
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	58,659
[5]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	48,354
[5]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	68,488
[5]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	46,032
[5]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	21,682
[5]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	55,172
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	37,745
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	53,432
	NatWest Group plc	1.642%	6/14/27	30,570	27,916
[5]	NatWest Markets plc	0.800%	8/12/24	23,725	23,035
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,250	60,969
[5]	New York Life Insurance Co.	5.875%	5/15/33	44,785	47,512
[5]	New York Life Insurance Co.	3.750%	5/15/50	17,810	14,343
[5]	New York Life Insurance Co.	4.450%	5/15/69	14,535	12,495
[5]	Nordea Bank Abp	1.500%	9/30/26	65,000	59,249
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	23,001
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,771
[5]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	47,846
[5]	Pacific LifeCorp.	5.400%	9/15/52	29,000	29,010
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,358
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	22,042
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	52,539
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	48,645
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	42,125	42,995
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	37,785
	PNC Bank NA	3.300%	10/30/24	14,645	14,386
	PNC Bank NA	2.950%	2/23/25	34,775	33,853
	PNC Bank NA	3.100%	10/25/27	42,485	39,872
	PNC Bank NA	3.250%	1/22/28	30,960	29,128
[5]	Pricoa Global Funding I	5.100%	5/30/28	33,652	34,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Principal Life Global Funding II	2.500%	9/16/29	45,000	39,417
	Progressive Corp.	4.950%	6/15/33	53,892	55,262
	Progressive Corp.	4.125%	4/15/47	9,270	8,181
[5]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,849
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,378
[5]	RGA Global Funding	2.700%	1/18/29	32,500	28,887
	Royal Bank of Canada	5.000%	2/1/33	49,500	50,352
[5]	Standard Chartered plc	1.214%	3/23/25	12,545	12,401
[5]	Standard Chartered plc	6.301%	1/9/29	32,400	33,250
	State Street Corp.	4.821%	1/26/34	14,895	14,661
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	99,270
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	59,775
[5]	Swedbank AB	6.136%	9/12/26	32,595	33,273
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	26,931
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	37,460
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	35,390
[5]	Temasek Financial I Ltd.	2.375%	8/2/41	34,339	26,058
	Truist Financial Corp.	3.700%	6/5/25	48,000	46,945
	UBS AG	1.250%	6/1/26	60,465	55,573
	UBS AG	5.650%	9/11/28	52,590	54,550
	UBS Group AG	3.750%	3/26/25	19,285	18,892
[5]	UBS Group AG	2.593%	9/11/25	33,940	33,207
[5]	UBS Group AG	1.494%	8/10/27	40,025	36,171
[5]	UBS Group AG	3.869%	1/12/29	11,050	10,423
[5]	UBS Group AG	3.091%	5/14/32	41,460	35,340
[5]	UBS Group AG	2.746%	2/11/33	5,670	4,643
[5]	UBS Group AG	6.537%	8/12/33	18,710	19,954
[5]	UBS Group AG	6.301%	9/22/34	29,370	31,046
[5]	UBS Group AG	3.179%	2/11/43	29,380	21,719
[5]	UniCredit SpA	1.982%	6/3/27	37,130	33,941
[5]	UniCredit SpA	3.127%	6/3/32	33,730	28,455
	US Bancorp	2.375%	7/22/26	45,000	42,257
	US Bancorp	2.677%	1/27/33	5,970	4,984
	US Bancorp	2.491%	11/3/36	19,767	15,482
	Wachovia Corp.	6.605%	10/1/25	15,000	15,370
	Wells Fargo & Co.	3.000%	2/19/25	28,660	28,024
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,566
	Wells Fargo & Co.	3.000%	4/22/26	36,830	35,292
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,111
	Wells Fargo & Co.	3.196%	6/17/27	57,145	54,637
	Wells Fargo & Co.	3.526%	3/24/28	70,000	66,805
	Wells Fargo & Co.	6.303%	10/23/29	33,470	35,308
	Wells Fargo & Co.	2.879%	10/30/30	28,045	24,920
	Wells Fargo & Co.	2.572%	2/11/31	98,745	85,379
	Wells Fargo & Co.	3.350%	3/2/33	21,795	19,061
	Wells Fargo & Co.	4.897%	7/25/33	109,912	107,144
	Wells Fargo & Co.	5.606%	1/15/44	34,961	34,879
	Wells Fargo & Co.	4.650%	11/4/44	20,735	18,263
	Wells Fargo & Co.	4.900%	11/17/45	16,060	14,649
	Wells Fargo & Co.	4.400%	6/14/46	36,200	30,432
	Wells Fargo & Co.	4.750%	12/7/46	38,790	34,262
	Wells Fargo & Co.	4.611%	4/25/53	58,110	52,520
					10,485,835
Health Care (4.4%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,663
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	14,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,176
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	13,703
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,307
[5]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,403
[5]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,593
[5]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,937
[5]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,595
	Amgen Inc.	4.400%	5/1/45	4,842	4,304
	Amgen Inc.	4.200%	2/22/52	18,085	15,299
	Amgen Inc.	5.750%	3/2/63	13,895	14,615
	Ascension Health	2.532%	11/15/29	48,025	42,945
[3]	Ascension Health	4.847%	11/15/53	1,950	1,888
	AstraZeneca plc	3.375%	11/16/25	27,755	27,158
	AstraZeneca plc	4.000%	1/17/29	30,815	30,426
	Banner Health	2.907%	1/1/42	12,150	8,966
[5]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,158
[5]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,830
[5]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,433
[5]	Bayer US Finance LLC	6.125%	11/21/26	10,340	10,503
[5]	Bayer US Finance LLC	6.250%	1/21/29	11,720	11,986
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,271
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,445
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	15,745
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,449
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,616
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	40,749
	Bristol-Myers Squibb Co.	4.250%	10/26/49	23,645	20,517
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,601
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,716
	Cigna Group	3.250%	4/15/25	30,765	30,027
	Cigna Group	4.375%	10/15/28	18,115	17,972
	CommonSpirit Health	2.760%	10/1/24	28,080	27,467
	CommonSpirit Health	3.347%	10/1/29	44,950	41,003
	CommonSpirit Health	2.782%	10/1/30	22,715	19,678
[3]	CommonSpirit Health	4.350%	11/1/42	21,485	18,653
	CommonSpirit Health	3.910%	10/1/50	2,570	2,024
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,454
[5]	CSL Finance plc	4.250%	4/27/32	43,415	42,251
[5]	CSL Finance plc	4.750%	4/27/52	4,415	4,217
	CVS Health Corp.	1.750%	8/21/30	4,915	4,063
	CVS Health Corp.	4.875%	7/20/35	18,205	17,897
[3,5]	CVS Pass-Through Trust	5.926%	1/10/34	10,177	10,260
	Dignity Health	3.812%	11/1/24	18,560	18,195
	Elevance Health Inc.	3.650%	12/1/27	13,150	12,762
	Elevance Health Inc.	4.101%	3/1/28	34,795	34,296
	Elevance Health Inc.	2.550%	3/15/31	38,225	33,201
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,810
	Elevance Health Inc.	4.650%	8/15/44	3,181	2,952
	Elevance Health Inc.	6.100%	10/15/52	3,015	3,428
	Eli Lilly & Co.	4.875%	2/27/53	8,855	9,188
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,990
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,128
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	18,902
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	34,517
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	12,770
	Gilead Sciences Inc.	5.550%	10/15/53	10,330	11,205
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,298
	Humana Inc.	5.750%	12/1/28	2,090	2,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	5.950%	3/15/34	18,181	19,467
	Humana Inc.	5.500%	3/15/53	19,045	19,748
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,781
	Inova Health System Foundation	4.068%	5/15/52	14,145	12,345
	Johnson & Johnson	2.450%	3/1/26	78,000	74,993
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,536
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	29,614
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	12,411
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	27,576
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	24,024
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	22,368
	Mayo Clinic	4.128%	11/15/52	6,465	5,758
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,448
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	14,352
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,849
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	5,219
	Merck & Co. Inc.	3.400%	3/7/29	53,490	51,365
	Merck & Co. Inc.	4.150%	5/18/43	28,405	26,135
	Merck & Co. Inc.	4.900%	5/17/44	25,000	25,304
	Novartis Capital Corp.	4.400%	5/6/44	21,485	20,614
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,525
	Pfizer Inc.	3.000%	12/15/26	28,400	27,378
	Pfizer Inc.	3.450%	3/15/29	49,500	47,667
	Pfizer Inc.	1.700%	5/28/30	9,100	7,752
	Pfizer Inc.	4.100%	9/15/38	52,715	48,493
	Pfizer Inc.	2.550%	5/28/40	230	169
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	33,360	33,420
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	13,470
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	31,995	32,722
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,112
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,241
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,745
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,520
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	22,410
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,686
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,308
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	20,812
[5]	Roche Holdings Inc.	2.375%	1/28/27	61,570	57,961
	Royalty Pharma plc	3.550%	9/2/50	48,265	34,352
	SSM Health Care Corp.	3.823%	6/1/27	41,615	40,314
	Sutter Health	2.294%	8/15/30	10,490	8,949
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	7,105	6,091
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	15,290	11,771
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	7,994
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	16,288
	Toledo Hospital	5.750%	11/15/38	17,965	17,934
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,813
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,800
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,749
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,818
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	9,342
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	23,493
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	6,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,674
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	21,598
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	34,464
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	28,675
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	11,934
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,420
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	4,015
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	11,221
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,484
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	33,324
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	35,914
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	15,053
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,410
	UnitedHealth Group Inc.	5.875%	2/15/53	44,821	50,757
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,989
	Wyeth LLC	5.950%	4/1/37	15,000	16,454
					2,288,082
Industrials (1.6%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	14,586
[5]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,425
[5]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,405
[5]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,711
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,210
[5]	BAE Systems plc	3.400%	4/15/30	9,390	8,645
	Boeing Co.	1.433%	2/4/24	34,165	34,028
	Boeing Co.	2.700%	2/1/27	16,380	15,453
	Boeing Co.	5.805%	5/1/50	25,000	25,929
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,842
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,366
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	18,861
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	23,612
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,799
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	12,310
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	9,379
	Canadian National Railway Co.	2.450%	5/1/50	25,925	17,021
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	13,156
[5]	Carrier Global Corp.	5.900%	3/15/34	3,575	3,869
[5]	Carrier Global Corp.	6.200%	3/15/54	3,250	3,768
	Caterpillar Inc.	5.200%	5/27/41	17,290	18,278
	CSX Corp.	3.350%	9/15/49	7,745	5,860
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,779
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	28,059
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,705
	Eaton Corp.	6.500%	6/1/25	10,000	10,210
	Eaton Corp.	4.150%	3/15/33	7,160	7,007
	Honeywell International Inc.	4.250%	1/15/29	32,000	32,073
	Honeywell International Inc.	5.000%	2/15/33	58,534	61,272
	Honeywell International Inc.	4.500%	1/15/34	53,973	54,286
	Honeywell International Inc.	5.375%	3/1/41	3,976	4,252
	John Deere Capital Corp.	5.150%	9/8/33	40,978	43,150
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,186
	Lockheed Martin Corp.	5.250%	1/15/33	9,595	10,183
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,650
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,464
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	11,801
	Lockheed Martin Corp.	5.700%	11/15/54	24,705	27,851
	Republic Services Inc.	4.875%	4/1/29	3,640	3,712
	RTX Corp.	4.125%	11/16/28	10,800	10,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.450%	11/16/38	9,050	8,335
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	16,902
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	20,000	17,067
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	38,102
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,119
[5]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,745
	Union Pacific Corp.	3.700%	3/1/29	27,750	27,134
	Union Pacific Corp.	2.800%	2/14/32	7,135	6,333
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,760
	Union Pacific Corp.	3.250%	2/5/50	10,549	8,082
	Union Pacific Corp.	3.799%	10/1/51	18,788	15,761
	Union Pacific Corp.	3.500%	2/14/53	34,490	27,332
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,546
	Union Pacific Corp.	3.750%	2/5/70	19,165	14,916
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	4,219	3,949
					860,786
Materials (0.1%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	14,698
[5]	Glencore Funding LLC	6.375%	10/6/30	24,196	26,008
[5]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,229
[5]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,870
[5]	Glencore Funding LLC	6.500%	10/6/33	21,175	23,108
					75,913
Real Estate (1.1%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,630
	American Tower Corp.	4.400%	2/15/26	7,300	7,213
	American Tower Corp.	3.800%	8/15/29	23,261	22,080
[5]	American Tower Trust I	5.490%	3/15/28	67,325	68,287
	Boston Properties LP	3.800%	2/1/24	1,780	1,776
	CubeSmart LP	2.250%	12/15/28	11,790	10,416
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,300
	Extra Space Storage LP	5.900%	1/15/31	18,540	19,375
	Healthpeak OP LLC	2.125%	12/1/28	29,850	26,276
	Healthpeak OP LLC	3.000%	1/15/30	30,600	27,263
	Prologis LP	5.250%	6/15/53	19,715	20,591
	Public Storage Operating Co.	5.125%	1/15/29	5,920	6,117
	Public Storage Operating Co.	5.100%	8/1/33	5,980	6,194
	Public Storage Operating Co.	5.350%	8/1/53	3,325	3,483
	Realty Income Corp.	2.200%	6/15/28	25,855	23,187
	Realty Income Corp.	4.700%	12/15/28	26,960	27,163
	Realty Income Corp.	3.250%	1/15/31	19,405	17,649
	Realty Income Corp.	2.850%	12/15/32	24,565	20,926
	Realty Income Corp.	4.900%	7/15/33	26,200	26,238
[5]	SBA Tower Trust	1.840%	4/15/27	53,140	47,098
[5]	SBA Tower Trust	2.836%	1/15/50	24,160	23,345
[5]	SBA Tower Trust	1.884%	7/15/50	9,320	8,650
[5]	SBA Tower Trust	1.631%	5/15/51	40,475	36,179
[5]	SBA Tower Trust	2.593%	10/15/56	50,750	40,756
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	27,225
	Simon Property Group LP	3.375%	10/1/24	20,470	20,168
	Simon Property Group LP	2.450%	9/13/29	20,000	17,809
					576,394
Technology (3.1%)
	Apple Inc.	3.250%	2/23/26	38,220	37,304
	Apple Inc.	2.450%	8/4/26	55,182	52,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.350%	2/9/27	56,435	54,968
	Apple Inc.	3.200%	5/11/27	39,750	38,494
	Apple Inc.	2.900%	9/12/27	83,420	79,854
	Apple Inc.	3.850%	5/4/43	15,275	13,597
	Apple Inc.	4.450%	5/6/44	4,035	3,924
	Apple Inc.	3.850%	8/4/46	36,510	31,829
	Apple Inc.	2.650%	5/11/50	31,850	21,956
	Apple Inc.	2.650%	2/8/51	22,665	15,559
	Apple Inc.	4.850%	5/10/53	33,364	34,041
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,691
	Broadcom Inc.	4.150%	11/15/30	4,670	4,461
[5]	Broadcom Inc.	2.600%	2/15/33	25,345	20,867
[5]	Broadcom Inc.	3.469%	4/15/34	20,074	17,473
	Cisco Systems Inc.	2.500%	9/20/26	15,921	15,189
	Intel Corp.	2.875%	5/11/24	29,825	29,533
	Intel Corp.	2.000%	8/12/31	1,260	1,065
	Intel Corp.	5.625%	2/10/43	37,050	39,693
	Intel Corp.	4.100%	5/19/46	32,739	28,823
	Intel Corp.	3.250%	11/15/49	10,000	7,439
	Intel Corp.	3.050%	8/12/51	36,221	25,623
	Intel Corp.	4.900%	8/5/52	90,021	88,256
	Intel Corp.	5.700%	2/10/53	27,465	29,722
	Intel Corp.	3.200%	8/12/61	16,360	11,312
	International Business Machines Corp.	7.000%	10/30/25	25,000	26,052
	International Business Machines Corp.	3.300%	5/15/26	148,025	143,782
	International Business Machines Corp.	3.500%	5/15/29	98,025	93,516
	Intuit Inc.	5.200%	9/15/33	47,045	49,300
	Intuit Inc.	5.500%	9/15/53	11,665	12,801
	Microsoft Corp.	3.125%	11/3/25	11,865	11,590
	Microsoft Corp.	2.400%	8/8/26	60,501	57,738
	Microsoft Corp.	3.450%	8/8/36	25,692	23,627
	Microsoft Corp.	2.525%	6/1/50	162,183	110,942
	Microsoft Corp.	2.921%	3/17/52	80,380	59,213
	Microsoft Corp.	2.675%	6/1/60	19,051	12,787
	Oracle Corp.	2.950%	11/15/24	80,105	78,317
	Oracle Corp.	1.650%	3/25/26	51,805	48,304
	Oracle Corp.	3.250%	11/15/27	36,619	34,787
	QUALCOMM Inc.	1.300%	5/20/28	27,611	24,453
	QUALCOMM Inc.	2.150%	5/20/30	44,450	39,230
	QUALCOMM Inc.	1.650%	5/20/32	38,504	31,382
	QUALCOMM Inc.	4.500%	5/20/52	12,005	11,219
	S&P Global Inc.	2.700%	3/1/29	18,555	17,179
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	16,656
					1,617,144
Utilities (6.4%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,823
	AEP Texas Inc.	3.450%	1/15/50	16,810	12,180
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	12,873
	Alabama Power Co.	5.200%	6/1/41	3,365	3,288
	Alabama Power Co.	4.100%	1/15/42	5,595	4,685
	Alabama Power Co.	3.750%	3/1/45	20,255	16,520
	Alabama Power Co.	4.300%	7/15/48	27,790	24,207
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,787
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,158
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,138
	American Water Capital Corp.	4.450%	6/1/32	19,030	18,914
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	4.200%	9/1/48	29,696	25,929
	American Water Capital Corp.	4.150%	6/1/49	885	763
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,397
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,224
	Arizona Public Service Co.	3.350%	5/15/50	16,830	12,012
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,780
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,732
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	34,736
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	923
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,604
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	27,169
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	37,680	33,629
[5]	Boston Gas Co.	3.150%	8/1/27	8,010	7,472
[5]	Boston Gas Co.	3.001%	8/1/29	5,700	5,105
[5]	Boston Gas Co.	3.757%	3/16/32	13,050	11,596
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	48,979
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,902
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	25,128
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,884
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	30,033
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,814
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,829
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	25,714
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,983
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,512
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,081
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	4,039
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,794
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	10,666
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	10,034
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	49,311
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	27,528
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,245
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,469
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	22,895
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	10,404	11,826
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	22,476
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	25,819
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,350	1,017
	Consumers Energy Co.	4.200%	9/1/52	28,110	24,741
	Dominion Energy Inc.	3.375%	4/1/30	1,939	1,787
	Dominion Energy Inc.	5.375%	11/15/32	21,394	21,945
	Dominion Energy Inc.	4.900%	8/1/41	13,562	12,535
	Dominion Energy Inc.	4.600%	3/15/49	13,855	12,213
	Dominion Energy Inc.	4.850%	8/15/52	40,417	37,308
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,471
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,498
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	25,048
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,786
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,254
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	23,953
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,279
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,945
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,720
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,346
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,645
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,450
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	13,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	37,586
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,587
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,730
	Duke Energy Corp.	3.300%	6/15/41	33,075	25,367
	Duke Energy Corp.	4.800%	12/15/45	37,600	34,427
	Duke Energy Corp.	3.750%	9/1/46	14,740	11,412
	Duke Energy Corp.	4.200%	6/15/49	13,960	11,460
	Duke Energy Corp.	3.500%	6/15/51	36,945	27,188
	Duke Energy Corp.	5.000%	8/15/52	23,510	21,985
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	12,193
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	34,626
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,796
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,297
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	53,027
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,546
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,691
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	8,100
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	27,852
[5]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,153
[5]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,663
	Edison International	5.250%	11/15/28	23,981	24,145
	Emera US Finance LP	3.550%	6/15/26	23,660	22,781
	Entergy Corp.	2.950%	9/1/26	7,085	6,733
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,506
	Evergy Inc.	2.450%	9/15/24	28,130	27,486
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,208
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,260
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,768
	Eversource Energy	2.900%	10/1/24	25,155	24,660
	Eversource Energy	3.150%	1/15/25	6,775	6,608
	Eversource Energy	3.300%	1/15/28	14,490	13,718
	Eversource Energy	5.450%	3/1/28	24,455	25,156
	Eversource Energy	3.375%	3/1/32	14,435	12,794
	Eversource Energy	5.125%	5/15/33	11,550	11,612
	Exelon Corp.	3.350%	3/15/32	32,015	28,643
	Florida Power & Light Co.	5.050%	4/1/28	11,665	11,929
	Florida Power & Light Co.	5.100%	4/1/33	12,180	12,584
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,455
	Florida Power & Light Co.	5.950%	2/1/38	10,000	10,930
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,396
	Florida Power & Light Co.	5.250%	2/1/41	29,745	30,360
	Florida Power & Light Co.	4.125%	2/1/42	20,000	18,013
	Florida Power & Light Co.	3.700%	12/1/47	18,970	15,380
	Fortis Inc.	3.055%	10/4/26	44,365	42,124
	Georgia Power Co.	4.700%	5/15/32	30,600	30,482
	Georgia Power Co.	4.950%	5/17/33	17,650	17,836
	Georgia Power Co.	4.750%	9/1/40	34,725	32,370
	Georgia Power Co.	4.300%	3/15/42	28,162	24,968
	Georgia Power Co.	3.700%	1/30/50	9,335	7,399
	Georgia Power Co.	5.125%	5/15/52	35,520	35,217
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	12,286
[5]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,458
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	35,012
[5]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,918
[5]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	22,303
[5]	Metropolitan Edison Co.	5.200%	4/1/28	1,915	1,929
[5]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,568
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	993
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,805
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	963
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	26,868
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,288
[5]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,930
[5]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,228
	Nevada Power Co.	3.125%	8/1/50	15,175	10,517
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,985	13,102
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,455	13,596
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,758
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	30,024
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	12,186
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	18,103
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	50,415	43,129
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,755	4,794
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	33,772
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	14,532
	NiSource Inc.	5.250%	3/30/28	19,598	20,015
	NiSource Inc.	5.250%	2/15/43	13,546	13,171
	NiSource Inc.	4.800%	2/15/44	9,995	9,189
	NiSource Inc.	5.000%	6/15/52	22,475	21,037
	Northern States Power Co.	2.250%	4/1/31	4,915	4,219
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	36,086
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,264
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,544
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,879
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,553
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,079
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,351
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	27,417
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,567
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,070
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	15,694
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	24,941
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	13,725
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	20,584
	Pacific Gas and Electric Co.	6.400%	6/15/33	18,975	19,980
	Pacific Gas and Electric Co.	6.950%	3/15/34	9,130	10,052
	Pacific Gas and Electric Co.	4.500%	7/1/40	22,339	18,871
	Pacific Gas and Electric Co.	6.750%	1/15/53	3,720	4,057
	Pacific Gas and Electric Co.	6.700%	4/1/53	27,456	29,886
	PECO Energy Co.	4.600%	5/15/52	16,875	15,878
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	915	913
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,783
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,944
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	26,320
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	23,833
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	14,375	13,431
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,163
	PPL Electric Utilities Corp.	5.250%	5/15/53	6,060	6,258
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,447
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	17,181
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,070
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,528
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,287
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	33,443
	San Diego Gas & Electric Co.	5.350%	4/1/53	40,375	41,019
[3]	SCE Recovery Funding LLC	0.861%	11/15/33	8,493	7,272
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,953
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,438
	Sempra	3.700%	4/1/29	5,190	4,944
	Sempra	3.800%	2/1/38	20,000	17,126
	Sempra	6.000%	10/15/39	21,184	22,315
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,642
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,160
	Southern California Edison Co.	5.950%	11/1/32	19,475	20,931
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,212
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,236
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,620
	Southern California Edison Co.	4.050%	3/15/42	17,788	15,004
	Southern California Edison Co.	3.900%	3/15/43	8,782	7,195
	Southern California Edison Co.	4.650%	10/1/43	20,125	18,344
	Southern California Edison Co.	3.600%	2/1/45	8,160	6,329
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,015
	Southern California Edison Co.	4.125%	3/1/48	32,029	27,006
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,846
	Southern California Edison Co.	3.650%	2/1/50	25,325	19,631
	Southern California Edison Co.	5.700%	3/1/53	6,920	7,289
	Southern California Edison Co.	5.875%	12/1/53	11,130	12,016
	Southern California Gas Co.	6.350%	11/15/52	14,830	16,968
	Southern Co.	4.400%	7/1/46	25,160	22,185
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,451
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,040
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,098
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,408
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,885
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	38,348
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	18,416
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,699
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	7,107
	Union Electric Co.	4.000%	4/1/48	14,942	12,318
	Union Electric Co.	3.900%	4/1/52	13,335	11,018
	Union Electric Co.	5.450%	3/15/53	8,175	8,435
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	39,397
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	10,159
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,642
	Xcel Energy Inc.	3.350%	12/1/26	33,370	32,160
					3,379,708
Total Corporate Bonds (Cost $25,675,763)					23,786,577
Sovereign Bonds (0.8%)
[5]	Emirate of Abu Dhabi	4.951%	7/7/52	20,995	20,639
[5]	Government of Bermuda	2.375%	8/20/30	18,405	15,758
[5]	Government of Bermuda	3.375%	8/20/50	7,115	4,967
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	37,865
[5]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,637
	Province of Ontario	2.500%	4/27/26	100,400	96,317
	Province of Quebec	2.500%	4/20/26	134,755	129,351
	Republic of Chile	2.550%	7/27/33	37,110	30,639
	Republic of Chile	3.500%	1/31/34	19,975	17,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.500%	4/15/53	22,895	17,298
[5]	State of Qatar	3.375%	3/14/24	3,250	3,231
[5]	State of Qatar	4.400%	4/16/50	13,435	12,386
	United Mexican States	6.338%	5/4/53	16,100	16,420
Total Sovereign Bonds (Cost $449,238)					420,302
Taxable Municipal Bonds (3.4%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,874
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,429
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	31,391
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,345
	California GO	7.500%	4/1/34	5,845	7,093
	California GO	7.350%	11/1/39	45,195	54,893
	California GO	7.600%	11/1/40	2,215	2,820
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,832
	California State University College & University Revenue	2.719%	11/1/52	12,175	8,442
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,894
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	58,470	66,794
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	29,880	34,004
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,488
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	7,908
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	15,230	15,106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,228
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,736
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	4,087
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	28,285	26,404
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,808
	Duke University College & University Revenue	5.850%	4/1/37	62,165	68,107
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	9,000
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	70,334	80,257
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,999
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,583
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	8,880	8,081
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	53,710	40,343
	Houston TX GO	6.290%	3/1/32	12,420	13,206
	Illinois GO	5.100%	6/1/33	184,175	182,230
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	18,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	11,270	11,177
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,349
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	37,852
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,781
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	12,536
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	13,043
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	24,457
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,921
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	14,093
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	16,894
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	9,797
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	18,548
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,015
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,435	1,464
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	30,863
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	36,839
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	9,921
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	36,102
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	31,121
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	14,115
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	7,651
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	12,051
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	18,631
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	15,715
[9]	Oregon School Boards Association GO	4.759%	6/30/28	10,241	10,212
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	23,591
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	69,070
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	35,674
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	11,885
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	48,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,596
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,011
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,001
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,372
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,615
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	30,037
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,800	14,064
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	20,998
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	6,567
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	12,558
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	16,517
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,356
	University of California College & University Revenue	1.614%	5/15/30	23,375	19,760
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,667
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,697
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,569
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	12,463
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	18,460
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	10,512
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	42,435
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	19,663
	University of Michigan College & University Revenue	2.562%	4/1/50	31,786	21,565
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	11,924
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	25,249
[7]	Wisconsin Appropriations Revenue	5.700%	5/1/26	5,450	5,506
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	26,350
Total Taxable Municipal Bonds (Cost $1,912,738)					1,768,777
				Shares
Common Stocks (36.7%)
Consumer Discretionary (1.2%)
	Home Depot Inc.			676,040	234,282

	Shares	Market Value ($000)
Darden Restaurants Inc.	1,311,218	215,433
Tractor Supply Co.	894,863	192,422
		642,137
Consumer Staples (4.9%)
Philip Morris International Inc.	4,673,764	439,708
Unilever plc ADR	7,047,341	341,655
Keurig Dr Pepper Inc.	9,705,534	323,388
Pernod Ricard SA	1,766,118	312,112
Procter & Gamble Co.	2,003,313	293,566
Archer-Daniels-Midland Co.	3,643,677	263,146
Kenvue Inc.	11,920,735	256,653
Kellanova	3,415,642	190,969
Kimberly-Clark Corp.	1,115,713	135,570
		2,556,767
Energy (3.8%)
ConocoPhillips	4,761,844	552,707
EOG Resources Inc.	4,550,247	550,353
Phillips 66	2,012,514	267,946
Coterra Energy Inc.	9,435,341	240,790
Diamondback Energy Inc.	1,254,638	194,569
Enbridge Inc.	5,244,638	188,800
		1,995,165
Financials (6.8%)
JPMorgan Chase & Co.	5,315,549	904,175
MetLife Inc.	5,718,565	378,169
Morgan Stanley	3,646,043	339,994
Regions Financial Corp.	15,693,079	304,132
M&T Bank Corp.	2,202,151	301,871
Royal Bank of Canada	2,928,424	296,146
American International Group Inc.	4,362,992	295,593
Wells Fargo & Co.	4,365,710	214,880
PNC Financial Services Group Inc.	1,369,903	212,129
Chubb Ltd.	807,133	182,412
Goldman Sachs Group Inc.	447,463	172,618
		3,602,119
Health Care (5.6%)
Merck & Co. Inc.	6,382,002	695,766
Pfizer Inc.	21,376,292	615,423
Johnson & Johnson	3,653,949	572,720
Gilead Sciences Inc.	4,195,965	339,915
AstraZeneca plc ADR	4,076,000	274,519
Roche Holding AG	934,649	271,697
Medtronic plc	2,000,769	164,823
		2,934,863
Industrials (4.0%)
General Dynamics Corp.	1,440,747	374,119
United Parcel Service Inc. Class B (XNYS)	1,881,094	295,764
Emerson Electric Co.	2,731,625	265,869
Canadian National Railway Co.	1,858,369	233,585
L3Harris Technologies Inc.	1,107,809	233,327
Siemens AG (Registered)	1,128,529	211,723
Johnson Controls International plc	3,409,200	196,506
Honeywell International Inc.	740,402	155,270
RTX Corp.	1,702,134	143,217
		2,109,380

				Shares	Market Value ($000)
Information Technology (3.0%)
		Cisco Systems Inc.		7,654,201	386,690
		QUALCOMM Inc.		2,025,463	292,943
		NXP Semiconductors NV		1,123,822	258,119
		Broadcom Inc.		215,514	240,568
		Corning Inc.		7,618,590	231,986
		Analog Devices Inc.		727,153	144,383
					1,554,689
Materials (2.3%)
		Rio Tinto plc ADR		5,237,423	389,979
		LyondellBasell Industries NV Class A		2,411,290	229,265
		Barrick Gold Corp. (XTSE)		12,590,444	227,761
		PPG Industries Inc.		1,290,982	193,066
		Celanese Corp.		1,083,794	168,389
					1,208,460
Real Estate (2.0%)
		Crown Castle Inc.		2,904,490	334,568
		Weyerhaeuser Co.		7,278,873	253,086
		Host Hotels & Resorts Inc.		9,483,896	184,652
		Gaming and Leisure Properties Inc.		3,080,252	152,010
		Welltower Inc.		1,436,093	129,493
					1,053,809
Utilities (3.1%)
		Sempra		4,552,476	340,206
		Exelon Corp.		9,294,076	333,657
		American Electric Power Co. Inc.		4,019,634	326,475
		PPL Corp.		9,014,028	244,280
		Dominion Energy Inc.		4,479,341	210,529
		NextEra Energy Inc.		2,968,005	180,277
					1,635,424
Total Common Stocks (Cost $14,458,326)					19,292,813
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	5.435%		300	30
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.6%)
	Bank of America Securities LLC (Dated 12/29/23, Repurchase Value $11,307,000, collateralized by Fannie Mae 2.000%–6.422%, 8/1/26–2/1/52, Federal Farm Credit Bank 0.330%–2.350%, 6/3/24–8/24/46, Freddie Mac 1.500%–7.000%, 2/1/24–11/1/53, and Ginnie Mae 5.000%–8.000%, 4/15/29–12/20/43, with a value of $11,526,000)	5.340%	1/2/24	11,300	11,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Bank Securities Inc. (Dated 12/29/23, Repurchase Value $59,335,000, collateralized by Ginnie Mae 2.000%–5.500%, 12/20/50–2/20/53, with a value of $60,486,000)	5.330%	1/2/24	59,300	59,300
HSBC Bank USA (Dated 12/29/23, Repurchase Value $51,130,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.500%, 4/15/24, and U.S. Treasury Note/Bond 2.125%–4.500%, 11/15/25–5/31/26, with a value of $52,122,000)	5.310%	1/2/24	51,100	51,100
HSBC Bank USA (Dated 12/29/23, Repurchase Value $60,236,000, collateralized by Fannie Mae 2.000%–6.000%, 2/1/52–9/1/53, with a value of $61,404,000)	5.320%	1/2/24	60,200	60,200
JP Morgan Securities LLC (Dated 12/29/23, Repurchase Value $8,905,000, collateralized by U.S. Treasury Bill 0.000%, 12/26/24, and U.S. Treasury Note/Bond, 4.625%, 9/30/28, with a value of $9,078,000)	5.330%	1/2/24	8,900	8,900
JP Morgan Securities LLC (Dated 12/29/23, Repurchase Value $23,014,000, collateralized by U.S. Treasury Note/Bond 3.875%, 12/31/27, with a value of $23,460,000)	5.330%	1/2/24	23,000	23,000
Natixis SA (Dated 12/29/23, Repurchase Value $33,820,000, collateralized by Federal Home Loan Bank 3.000%, 2/24/37, U.S. Treasury Inflation Indexed Note/Bond 0.250%–1.250%, 4/15/28–2/15/50, and U.S. Treasury Note/Bond 0.125%–2.875%, 2/15/24–11/15/46, with a value of $34,476,000)	5.310%	1/2/24	33,800	33,800
NatWest Markets plc (Dated 12/29/23, Repurchase Value $12,407,000, collateralized by U.S. Treasury Note/Bond 3.750%, 11/15/43, with a value of $12,648,000)	5.310%	1/2/24	12,400	12,400
Nomura International plc (Dated 12/29/23, Repurchase Value $11,907,000, collateralized by United States Treasury Note/Bond 2.750%–5.000%, 2/28/25–10/31/25, with a value of $12,153,000)	5.310%	1/2/24	11,900	11,900
RBC Capital Markets LLC (Dated 12/29/23, Repurchase Value $11,707,000, collateralized by Freddie Mac 3.000%–5.000%, 4/1/33–11/1/52, U.S. Treasury Bill 0.000%, 5/23/24, and U.S. Treasury Note/Bond, 4.125%, 7/31/28, with a value of $11,934,000)	5.310%	1/2/24	11,700	11,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Societe Generale (Dated 12/29/23, Repurchase Value $18,811,000, collateralized by U.S. Treasury Note/Bond 4.125%, 6/15/26, with a value of $19,176,000)	5.310%	1/2/24	18,800	18,800
				302,400
Total Temporary Cash Investments (Cost $302,430)				302,430
Total Investments (99.4%) (Cost $49,699,640)				52,253,793
Other Assets and Liabilities—Net (0.6%)				307,431
Net Assets (100%)				52,561,224
Cost is in $000.
1	Securities with a value of $5,239,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,206,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $7,144,760,000, representing 13.6% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	3,549	386,037	9,581

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2023, counterparties had deposited in segregated accounts securities with a value of $919,000 and cash of $1,130,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,646,186	—	5,646,186
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,036,708	—	1,036,708
Corporate Bonds	—	23,786,577	—	23,786,577
Sovereign Bonds	—	420,302	—	420,302
Taxable Municipal Bonds	—	1,768,777	—	1,768,777
Common Stocks	18,497,281	795,532	—	19,292,813
Temporary Cash Investments	30	302,400	—	302,430
Total	18,497,311	33,756,482	—	52,253,793
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,581	—	—	9,581
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.